Financial Instruments (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Notional Amount	$ 68,452,000
Unicredit Bank
Derivative [Line Items]
Trade Date	Mar. 20, 2012
Effective Date	May 18, 2012
Termination Date	May 18, 2017
Notional Amount	4,500,000
Fixed Rate	1.48%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Apr. 19, 2012
Effective Date	May 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,312,500
Fixed Rate	1.20%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jun. 01, 2012
Effective Date	May 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,312,500
Fixed Rate	1.0375%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jul. 04, 2012
Effective Date	Aug. 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,416,000
Fixed Rate	0.995%
Floating Rate	3-month USD LIBOR
Unicredit Bank
Derivative [Line Items]
Trade Date	Jul. 05, 2012
Effective Date	Aug. 17, 2012
Termination Date	May 18, 2017
Notional Amount	6,750,000
Fixed Rate	0.98%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jul. 10, 2012
Effective Date	Aug. 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,416,000
Fixed Rate	0.935%
Floating Rate	3-month USD LIBOR
ABN AMRO Bank
Derivative [Line Items]
Trade Date	Aug. 08, 2012
Effective Date	Oct. 02, 2012
Termination Date	Jul. 02, 2015
Notional Amount	18,750,000
Fixed Rate	0.595%
Floating Rate	3-month USD LIBOR
ABN AMRO Bank
Derivative [Line Items]
Trade Date	Sep. 28, 2012
Effective Date	Nov. 06, 2012
Termination Date	May 06, 2017
Notional Amount	10,497,500
Fixed Rate	0.74%
Floating Rate	3-month USD LIBOR
HSH Nordbank
Derivative [Line Items]
Trade Date	Sep. 28, 2012
Effective Date	Nov. 06, 2012
Termination Date	May 06, 2017
Notional Amount	$ 10,497,500
Fixed Rate	0.76%
Floating Rate	3-month USD LIBOR